Goodwill and Intangibles - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 28.2	$ 4.3	$ 1.4
Estimated amortization expense for intangible assets in 2016	28.4
Estimated amortization expense for intangible assets in 2017	28.4
Estimated amortization expense for intangible assets in 2018	28.4
Estimated amortization expense for intangible assets in 2019	28.4
Estimated amortization expense for intangible assets in 2020	$ 28.4
Platte Valley [Member]
Finite-Lived Intangible Assets [Line Items]
Straight-line basis of amortization	50 years
Chipeta Processing Limited Liability Company [Member]
Finite-Lived Intangible Assets [Line Items]
Straight-line basis of amortization	10 years
Delaware Basin Midstream LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Straight-line basis of amortization	30 years